Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES:
General and administrative	$ (2,869,077)	$ (3,501,857)	$ (4,452,154)
Total operating expenses	(2,869,077)	(3,501,857)	(4,452,154)
LOSS FROM OPERATIONS	(2,869,077)	3,501,857	(4,452,154)
OTHER INCOME (EXPENSE)
Finance expense	59,758	1,079	(17,410)
Other income, net
Share of income of subsidiaries	6,045,005	14,945,051	6,517,671
Total other income, net	6,104,763	14,946,130	6,500,261
NET INCOME	3,235,686	11,444,273	2,048,107
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(2,273,012)	174,841	1,144,657
COMPREHENSIVE INCOME	$ 962,674	$ 11,619,114	$ 3,192,764